Earnings Per Share - Schedule of Loss Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loss attributable to ordinary and common shareholders:
Loss for the year, attributable to equity holders of the parent, Basic	$ (93,949)	$ (203,707)
Loss attributable to ordinary and common shareholders basic	(93,949)	(203,707)
Loss for the year, attributable to equity holders of the parent, Diluted	(93,949)	(203,707)
Loss attributable to ordinary and common shareholders diluted	$ (93,949)	$ (203,707)
Weighted-average number of ordinary and common shares:
Issued ordinary shares at January 1, Basic	318,546,266	252,804,218
Effect of shares issued, Basic	297,308	1,141,056
Weighted-average number of ordinary and common shares, Basic	318,843,574	253,945,274
Issued ordinary shares at January 1, Diluted	318,546,266	252,804,218
Effect of shares issued, Diluted	297,308	1,141,056
Weighted-average number of ordinary and common shares, Diluted	318,843,574	253,945,274
Loss per share:
Loss per share, Basic	$ (0.29)	$ (0.8)
Loss per share:
Loss per share, Diluted	$ (0.29)	$ (0.8)